Supplemental guarantor consolidated statement of comprehensive income (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		SFr 1,128	SFr 3,286	SFr 6,386
Foreign currency translation, net of tax		352	271	(95)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(1,237)	(447)	(814)
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans	[1]	288	(824)	304
Own credit on financial liabilities designated at fair value, net of tax		(313)	(115)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		326	(669)	208
Total other comprehensive income		(911)	(1,116)	(605)
Total comprehensive income		218	2,170	5,781
Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		(1,237)	(447)	(814)
Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		326	(669)	208
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		1,053	3,204	6,203
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		288	(824)	298
Total other comprehensive income		(1,263)	(1,386)	(506)
Total comprehensive income		(210)	1,817	5,698
Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		(530)	292	(231)
Financial assets available for sale, net of tax		(86)	(73)	(63)
Cash flow hedges, net of tax		(621)	(666)	(509)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(1,237)	(447)	(804)
Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		288	(824)	298
Own credit on financial liabilities designated at fair value, net of tax		(313)	(115)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(25)	(939)	298
Non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		76	82	183
Foreign currency translation, net of tax		352	271	(95)
Total other comprehensive income that may be reclassified to the income statement, net of tax				(10)
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		0	0	5
Total other comprehensive income		352	271	(99)
Total comprehensive income		428	352	83
Non-controlling interests | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income that may be reclassified to the income statement, net of tax		0	0	(10)
Non-controlling interests | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		352	271	(95)
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		0	0	5
Total other comprehensive income that will not be reclassified to the income statement, net of tax		352	271	(90)
UBS AG (consolidated)
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		921	3,288	6,314
Foreign currency translation, net of tax		352	271	(61)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(1,242)	(447)	(848)
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans	[1]	305	(824)	304
Own credit on financial liabilities designated at fair value, net of tax		(313)	(115)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		344	(669)	243
Total other comprehensive income		(898)	(1,115)	(606)
Total comprehensive income		23	2,173	5,709
UBS AG (consolidated) | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		(1,242)	(447)	(848)
UBS AG (consolidated) | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income		344	(669)	243
UBS AG (consolidated) | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		845	3,207	6,235
Total other comprehensive income		(1,250)	(1,386)	(545)
Total comprehensive income		(404)	1,820	5,690
UBS AG (consolidated) | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		(535)	293	(266)
Financial assets available for sale, net of tax		(86)	(73)	(64)
Cash flow hedges, net of tax		(621)	(666)	(518)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(1,242)	(447)	(848)
UBS AG (consolidated) | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		305	(824)	304
Own credit on financial liabilities designated at fair value, net of tax		(313)	(115)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(8)	(939)	304
UBS AG (consolidated) | Preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		72	78	77
Foreign currency translation, net of tax		351	271	(59)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		351	271	(59)
Total comprehensive income		423	349	18
UBS AG (consolidated) | Preferred noteholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		351	271	(59)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		351	271	(59)
UBS AG (consolidated) | Non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		4	4	3
Foreign currency translation, net of tax		1	0	(2)
Total other comprehensive income		1	0	(2)
Total comprehensive income		5	3	1
UBS AG (consolidated) | Non-controlling interests | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		1	0	(2)
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		0	0	0
Total other comprehensive income that will not be reclassified to the income statement, net of tax		1	0	(2)
UBS AG (consolidated) | UBS Preferred Funding Trust IV and V
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income			0	0
UBS AG (consolidated) | Elimination entries
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		(1,962)	(3,703)	(10,313)
Total comprehensive income		(2,069)	(3,282)	(9,832)
UBS AG (consolidated) | Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		(1,962)	(3,672)	(10,281)
Total other comprehensive income		(107)	390	489
Total comprehensive income		(2,069)	(3,282)	(9,792)
UBS AG (consolidated) | Elimination entries | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		(40)	379	467
Financial assets available for sale, net of tax		(93)	6	(19)
Cash flow hedges, net of tax		1	29	57
Total other comprehensive income that may be reclassified to the income statement, net of tax		(132)	415	504
UBS AG (consolidated) | Elimination entries | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		25	(25)	(15)
Own credit on financial liabilities designated at fair value, net of tax		0
Total other comprehensive income that will not be reclassified to the income statement, net of tax		25	(25)	(15)
UBS AG (consolidated) | Elimination entries | Preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | Elimination entries | Non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | Elimination entries | UBS Preferred Funding Trust IV and V
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				(40)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[2]	227	2,603	12,180
Total comprehensive income		(101)	1,617	12,257
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		155	2,525	12,103
Total other comprehensive income		(679)	(1,257)	136
Total comprehensive income		(524)	1,268	12,239
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		(170)	335	(11)
Financial assets available for sale, net of tax		(6)	(22)	(51)
Cash flow hedges, net of tax		(465)	(805)	(503)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(641)	(491)	(564)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		275	(651)	701
Own credit on financial liabilities designated at fair value, net of tax		(313)	(115)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(38)	(766)	701
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income		423	349	18
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | Non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income			0	0
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities | UBS Preferred Funding Trust IV and V
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[2]	2,351	2,191	1,610
Total comprehensive income		2,174	2,214	1,244
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		2,351	2,191	1,610
Total other comprehensive income		(177)	23	(366)
Total comprehensive income		2,174	2,214	1,244
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		0	0	0
Financial assets available for sale, net of tax		2	(33)	43
Cash flow hedges, net of tax		(157)	109	(72)
Total other comprehensive income that may be reclassified to the income statement, net of tax		(156)	77	(29)
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		(22)	(54)	(337)
Own credit on financial liabilities designated at fair value, net of tax		0
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(22)	(54)	(337)
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | Non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities | UBS Preferred Funding Trust IV and V
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | UBS Americas Inc. | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[3]	(1,755)	1,274	837
Total comprehensive income		(2,423)	1,492	866
UBS AG (consolidated) | UBS Americas Inc. | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		(1,755)	1,274	837
Total other comprehensive income		(668)	218	29
Total comprehensive income		(2,423)	1,492	866
UBS AG (consolidated) | UBS Americas Inc. | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		(751)	285	121
Financial assets available for sale, net of tax		43	(8)	(21)
Cash flow hedges, net of tax		0	0	0
Total other comprehensive income that may be reclassified to the income statement, net of tax		(709)	277	100
UBS AG (consolidated) | UBS Americas Inc. | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		41	(59)	(71)
Own credit on financial liabilities designated at fair value, net of tax		0
Total other comprehensive income that will not be reclassified to the income statement, net of tax		41	(59)	(71)
UBS AG (consolidated) | UBS Americas Inc. | Reportable legal entities | Preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | UBS Americas Inc. | Reportable legal entities | Non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | UBS Americas Inc. | Reportable legal entities | UBS Preferred Funding Trust IV and V
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | UBS Preferred Funding Trust IV & V | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)			25	63
Total comprehensive income			(6)	72
UBS AG (consolidated) | UBS Preferred Funding Trust IV & V | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)			(6)	32
Total other comprehensive income			0	0
Total comprehensive income			(6)	32
UBS AG (consolidated) | UBS Preferred Funding Trust IV & V | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income that may be reclassified to the income statement, net of tax			0	0
UBS AG (consolidated) | UBS Preferred Funding Trust IV & V | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Total other comprehensive income that will not be reclassified to the income statement, net of tax			0	0
UBS AG (consolidated) | UBS Preferred Funding Trust IV & V | Reportable legal entities | Preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | UBS Preferred Funding Trust IV & V | Reportable legal entities | Non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | UBS Preferred Funding Trust IV & V | Reportable legal entities | UBS Preferred Funding Trust IV and V
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				40
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[3]	2,059	898	1,936
Total comprehensive income		2,441	137	1,102
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		2,056	894	1,933
Total other comprehensive income		380	(761)	(832)
Total comprehensive income		2,436	133	1,101
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that may be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Foreign currency translation, net of tax		426	(707)	(843)
Financial assets available for sale, net of tax		(31)	(18)	(16)
Cash flow hedges, net of tax		(1)	0	0
Total other comprehensive income that may be reclassified to the income statement, net of tax		394	(725)	(859)
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders | Other comprehensive income that will not be reclassified to the income statement
Condensed Statement Of Income Captions [Line Items]
Other Comprehensive Income Net Of Tax Gains Losses On Remeasurements Of Defined Benefit Plans		(14)	(36)	27
Own credit on financial liabilities designated at fair value, net of tax		0
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(14)	(36)	27
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Preferred noteholders
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				0
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | Non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income		SFr 5	SFr 3	1
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities | UBS Preferred Funding Trust IV and V
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				SFr 0

[1]	Refer to the “Statement of comprehensive income”.
[2]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under "Complementary financial information for legal entities and sub-groups" at www.ubs.com/investors for information prepared in accordance with Swiss GAAP.

[3]	Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.